N-4	Mar. 22, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Co Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Mar. 22, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

BlackRock Capital Appreciation V.I. Fund — Expense Reduction

Effective March 8, 2024, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the BlackRock Capital Appreciation V.I. Fund as listed in your prospectus under “Appendix B – Funds Available Under the Contract” is hereby deleted and replaced as follows:

Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses(2)	Fund Facilitation Fee	Current Expenses + Fund Facilitation Fee	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund – Class III(2) Adviser: BlackRock Advisors, LLC	1.04%	0.00%	1.04%	-37.81%	7.41%	11.35%

(2)	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

BlackRock Global Allocation V.I. Fund — Addition of New Sub-Adviser

On March 7, 2023, the Board of Directors of BlackRock Variable Series Funds, Inc. approved the appointment of BlackRock International Limited as a sub-adviser of the BlackRock Global Allocation V.I. Fund (the “Fund”). Effective March 11, 2024, BlackRock International Limited is added as an additional sub-adviser in the “Fund – Share Class” column for the Fund as listed in your prospectus under “Appendix B – Funds Available Under the Contract.”

Prospectuses Available [Text Block]

Effective March 8, 2024, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the BlackRock Capital Appreciation V.I. Fund as listed in your prospectus under “Appendix B – Funds Available Under the Contract” is hereby deleted and replaced as follows:

Portfolio Companies [Table Text Block]
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses(2)	Fund Facilitation Fee	Current Expenses + Fund Facilitation Fee	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund – Class III(2) Adviser: BlackRock Advisors, LLC	1.04%	0.00%	1.04%	-37.81%	7.41%	11.35%
(2)	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
BlackRock Capital Appreciation V.I. Fund – Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund – Class III	[1]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.04%	[1]
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(37.81%)
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	11.35%
BlackRock Global Allocation V.I. Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Subadviser [Text Block]	BlackRock International Limited

[1]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.